Share-based Compensation - Additional Information (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock shares to be issued (in shares)		10,800,137	506,127
Stock option contractual term		10 years	10 years
Stock option vesting percentage		25.00%	25.00%
Stock options exercised			$ 0	$ 0
Dividend yield assumed			0
Total unamortized compensation cost related to outstanding unvested stock options and restricted stock awards	$ 5,400,000	$ 5,400,000	$ 700,000
Weighted average period for recognition of cost		3 years 3 months 14 days	2 years 9 months 18 days
Restricted Stock Units (RSUs) [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total unamortized compensation cost related to outstanding unvested stock options and restricted stock awards	$ 1,500,000	$ 1,500,000
Weighted average period for recognition of cost	2 years 9 months
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock option vesting period		2 years	2 years
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock option vesting period		4 years	4 years
2015 Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Securities remaining and available for future issuances (in shares)	76,025	76,025	62,908
2020 Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Securities remaining and available for future issuances (in shares)	10,005,151	10,005,151	692,596
Common stock shares to be issued (in shares)	20,000,000	21,303,334	3,550,000